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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE


        Report for the Calendar Year or Quarter Ended: June 30, 2002

Check here if Amendment [  ]:  Amendment Number: _____

   This Amendment (Check only one.):   [  ] is a restatement.
                                       [  ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name: Chieftain Capital Management, Inc.

Address: 12 East 49th Street, New York, New York 10017

Form 13F File Number: 28-1658

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Thomas D. Stern
Title:  Managing Director
Phone:  (212) 421-9760

Signature, Place, and Date of Signing:


/s/ Thomas D. Stern                 New York, New York      August 13, 2002
------------------------

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)
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                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:   0

Form 13F Information Table Entry Total: 8

Form 13F Information Table Value Total:   $1,742,342 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE
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                              FORM 13F INFORMATION TABLE


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
COLUMN 1           COLUMN 2     COLUMN 3    COLUMN 4           COLUMN 5           COLUMN 6   COLUMN 7              COLUMN 8
--------           --------     --------    --------   -----------------------   ----------  --------    --------------------------

                   TITLE OF                  VALUE      HRS OR      SH/   PUT/   INVESTMENT   OTHER          VOTING AUTHORITY
NAME OF ISSUER      CLASS        CUSIP     (x $1000)    PRN AMT     PRN   CALL   DISCRETION   MANAGERS     SOLE       SHARED   NONE
--------------      -----        -----     ---------    -------     ---   ----   ----------   --------     ----       ------   ----
ENCANA CORP        COM        292505 10 4   502,455     16,420,082  SH           SOLE                    16,420,082
IRON MTN INC PA    COM        462846 10 6   387,332     12,555,345  SH           SOLE                    12,555,345
SHAW COMMUNI-
CATIONS INC        CL B       82028K 20 0   342,049     30,540,056  SH           SOLE                    30,540,056
COMCAST CORP       CL A SPL   200300 20 0   208,604     8,750,175   SH           SOLE                    8,750,175
YANKEE CANDLE INC  COM        984757 10 4   149,161     5,506,140   SH           SOLE                    5,506,140
CITIZENS COMMUNI-
CATIONS CO         COM        17453B 10 1    77,108     9,223,500   SH           SOLE                    9,223,500
JONES APPAREL
GROUP INC          COM        480074 10 3    68,087     1,815,666   SH           SOLE                    1,815,666
NEWHALL LAND AND   DEPOSIT-
FARMING CO CAL     ARY REC    651426 10 8     7,546       235,800   SH           SOLE                      235,800
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